Bond Payables - Maturities (Details) € in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 CAD ($)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 EUR (€)	Dec. 31, 2018 CAD ($)
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Total			$ 35,418			$ 0
Bonds payable
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Principal		€ 25,000	36,458	$ 36,511	€ 25,000
Interest	$ 10,206
Total			46,664
2020 | Bonds payable
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Principal			0
Interest	1,458
Total			1,458
2021 | Bonds payable
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Principal			0
Interest	1,458
Total			1,458
2022 | Bonds payable
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Principal			0
Interest	1,458
Total			1,458
2023 | Bonds payable
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Principal			0
Interest	1,458
Total			1,458
2024 | Bonds payable
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Principal			0
Interest	1,458
Total			1,458
Thereafter | Bonds payable
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Principal			36,458
Interest	$ 2,916
Total			$ 39,374